IntangibleAssets, Net - Additional Information (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense on intangible assets	$ 7,988	$ 9,237	$ 6,247	$ 5,934	$ 7,988	$ 9,237